Document and Entity Information	9 Months Ended
Sep. 30, 2016 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	19,522,413
Document Type	6-K
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Period End Date	Sep. 30, 2016